UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F


					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	12-31-99

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Westcliff Capital Management, LLC
Address:	200 Seventh Avenue, Suite 105
		Santa Cruz, CA  95062

Form 13F File Number:	28-03851

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Richard S. Spencer III
Title:	Manager
Phone:	831-479-0422

Signature, Place and Date of Signing:

	Richard S. Spencer III		Santa Cruz, CA			1-18-2000
		[Signature]				[City, State]		[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		55

Form 13F Information Table Value Total:		70,228


List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS           CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- --------
AK Steel Holdings              COM              001547108      649    34400 SH       SOLE                    34400
Artisan Components             COM              042923102     2774   134400 SH       SOLE                   134400
Artisoft Inc.                  COM              04314l106     1387    77070 SH       SOLE                    77070
Century Aluminium Skt          COM              156431108      631    42100 SH       SOLE                    42100
Charming Shoppes               COM              161133103     1734   261750 SH       SOLE                   261750
Cirrus Logic                   COM              172755100     2252   169190 SH       SOLE                   169190
Corsair Communications         COM              220406102     1407   173210 SH       SOLE                   173210
Cypress Semiconductor          COM              232806109      893    27590 SH       SOLE                    27590
Devon Energy                   COM              251799102      359    10910 SH       SOLE                    10910
Dril Quip Inc                  COM              262037104     1299    42780 SH       SOLE                    42780
EEX Corp                       COM              26842v207       59    20000 SH       SOLE                    20000
EVI Weatherford Inc.           COM              268939105      607    15190 SH       SOLE                    15190
Ensco International            COM              26874Q100     1742    76140 SH       SOLE                    76140
Esenjay Exporation             COM              296426109      626   333760 SH       SOLE                   333760
Frontier Oil Corp f/n/a Wainoc COM              35914P105     1465   217046 SH       SOLE                   217046
Gentex Corp                    COM              371901109     1254    45200 SH       SOLE                    45200
Global Marine                  COM              379352404      638    38360 SH       SOLE                    38360
Gold Fields Ltd                COM              38059t106      436    96200 SH       SOLE                    96200
Grey Wolf Inc.                 COM              397888108     1393   484470 SH       SOLE                   484470
Gulfmark Offshore              COM              402629109      480    32800 SH       SOLE                    32800
Gymboree                       COM              403777105      112    20000 SH       SOLE                    20000
Huntway Refining               COM              447309105      591   497736 SH       SOLE                   497736
Integrated Device Technology   COM              458118106     1975    68100 SH       SOLE                    68100
Integrated Silicon Solutions   COM              45812P107     2782   168000 SH       SOLE                   168000
Interlink Electronics          COM              458751104     4151    70650 SH       SOLE                    70650
Key Energy                     COM              492914106     1661   320160 SH       SOLE                   320160
Kinross Gold Corp              COM              496902107      866   461850 SH       SOLE                   461850
Korn Ferry Intl                COM              500643200      537    14750 SH       SOLE                    14750
LTV Corp                       COM              501921100     1098   266100 SH       SOLE                   266100
Lone Star Technology           COM              542312103      558    20020 SH       SOLE                    20020
Marine Drilling                COM              568240204     1106    49280 SH       SOLE                    49280
Maxtor Corporation             COM              577729205      721    99500 SH       SOLE                    99500
Nabors Industries              COM              629568106      981    31710 SH       SOLE                    31710
National Steel Corp            COM              637844309      234    31400 SH       SOLE                    31400
Noble Drilling                 COM              655042109      491    15000 SH       SOLE                    15000
Oak Technology                 COM              671802106     2301   243830 SH       SOLE                   243830
PC Connection                  COM              69318j100     1197    34700 SH       SOLE                    34700
Pan American Silver            COM              697900108     2053   386520 SH       SOLE                   386520
Paradigm Geophysical Ltd       COM              69900j104      391    79780 SH       SOLE                    79780
Pennaco Energy Inc.            COM              708046107     1977   247180 SH       SOLE                   247180
PetsMart Inc.                  COM              716768106     1350   234700 SH       SOLE                   234700
Pride International Inc.       COM              741932107     1880   128580 SH       SOLE                   128580
Prosoft Training.com           COM              743477101     5565   536430 SH       SOLE                   536430
R & B Falcon Drilling          COM              74912E101     2192   165400 SH       SOLE                   165400
Rambus Inc.                    COM              750917106      852    12630 SH       SOLE                    12630
Remmington Oil and Gas Corp    COM              759594302     1055   272290 SH       SOLE                   272290
Rowan Companies                COM              779382100     1180    54400 SH       SOLE                    54400
Santa Cruz Operations          COM              801833104     2961    97470 SH       SOLE                    97470
Sharper Image Corp SAU         COM              820013100      964    76000 SH       SOLE                    76000
Stolt Comex Seaway             COM              l8873e103     1196   108120 SH       SOLE                   108120
TVX Gold Inc.                  COM              873081401       98   121070 SH       SOLE                   121070
Titan Pharmaceuticals          COM              888314101     1705    89720 SH       SOLE                    89720
Ultra Petroleum Corp           COM              903914109      510   756400 SH       SOLE                   756400
Value City Dept Stores         COM              920387107      151    10000 SH       SOLE                    10000
Veritas DGC                    COM              92343p107      700    50000 SH       SOLE                    50000

SM\3804\008\1081918.01